10 Accounts Receivables - Concessions (Details 1) - Power distribution service concession [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable Concessions [Line Items]
Balance at beginning	R$ 836,818	R$ 783,023
Transfers from contract assets	86,154	28,987
Transfers from investments	(99)	348
Transfers to other receivables (assets held for disposal)	(7,428)	(1,578)
Fair value recognition	45,187	26,231
Incorporations		(75)
Loss on disposal	(114)	(118)
Balance at ending	R$ 960,518	R$ 836,818